Stockholders' Equity - Warrants to Purchase Shares of Common Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock Subject to Warrants	1,495,008	420,262
August 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75
Expiration	2017-08
Shares of Common Stock Subject to Warrants		357
March 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 19,763.50
Expiration	2018-03
Shares of Common Stock Subject to Warrants	2	2
November 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75
Expiration	2019-11
Shares of Common Stock Subject to Warrants	267	267
January 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75
Expiration	2020-01
Shares of Common Stock Subject to Warrants	267	267
March 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75
Expiration	2020-03
Shares of Common Stock Subject to Warrants	51	51
November 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75
Expiration	2021-11
Shares of Common Stock Subject to Warrants	209	209
December 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 197.75
Expiration	2021-12
Shares of Common Stock Subject to Warrants	27	27
March 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2,747.50
Expiration	2019-03
Shares of Common Stock Subject to Warrants	165	165
February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 165.00
Expiration	2025-02
Shares of Common Stock Subject to Warrants	9,000	9,000
May 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 165.00
Expiration	2020-05
Shares of Common Stock Subject to Warrants	138,310	138,310
May 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 32.81
Expiration	2021-05
Shares of Common Stock Subject to Warrants	189,574	189,574
June 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 32.81
Expiration	2021-05
Shares of Common Stock Subject to Warrants	82,033	82,033
June 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 19.50
Expiration	2022-06
Shares of Common Stock Subject to Warrants	18,754
July 2017 [Member] | Exercise Price 17.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 17.25
Expiration	2022-07
Shares of Common Stock Subject to Warrants	6,349
July 2017 [Member] | Exercise Price 12.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 12.50
Expiration	2022-07
Shares of Common Stock Subject to Warrants	50,000
July 2017 [Member] | Exercise Price 10.63 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 10.63
Expiration	2022-07
Shares of Common Stock Subject to Warrants	1,000,000